Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 11 - Stockholders’ Equity and Accumulated Other Comprehensive Loss

In October 2017, the Board of Directors extended through October 31, 2019 the share repurchase program initially approved in November 2009. As of December 31, 2017,  $100 million remained available for repurchases under this program. Seaboard did not repurchase any shares of common stock during 2017, 2016 and 2015. Under this share repurchase program, Seaboard is authorized to repurchase its common stock from time to time in open market or privately negotiated purchases, which may be above or below the traded market price. During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard. All stock repurchased will be made in compliance with applicable legal requirements and funded by cash on hand. The timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with SEC regulations, and other factors. The Board of Directors’ stock repurchase authorization does not obligate Seaboard to acquire a specific amount of common stock, and the stock repurchase program may be suspended at any time at Seaboard’s discretion. Shares repurchased will be retired and resume the status of authorized and unissued shares.

In each of the four quarters of 2017, Seaboard declared and paid a quarterly dividend of $1.50 per share on the common stock. In December 2012, Seaboard declared and paid a dividend of $12.00 per share on the common stock. The increased amount of the dividend (which has historically been $0.75 per share on a quarterly basis or $3.00 per share on an annual basis) represented a prepayment of the annual 2013, 2014,  2015 and 2016 dividends ($3.00 per share per year). Seaboard did not declare or pay a dividend in 2016 or 2015.

The components of accumulated other comprehensive loss, net of related taxes, for 2015,  2016 and 2017 are as follows:

	Cumulative
	Foreign		Unrealized
	Currency		Gain	Unrecognized
	Translation		on	Pension
(Millions of dollars)	Adjustment		Investments	Cost		Total
Balance December 31, 2015	$(228)		$1	$(51)		$(278)
Other comprehensive income (loss) before reclassifications	(26)		1	(4)		(29)
Amounts reclassified from accumulated other comprehensive loss to net earnings	—		—	3	(1)	3
Other comprehensive income (loss), net of tax	(26)		1	(1)		(26)
Balance December 31, 2016	$(254)		$2	$(52)		$(304)
Other comprehensive income (loss) before reclassifications	(6)		5	(8)		(9)
Amounts reclassified from accumulated other comprehensive loss to net earnings	—		—	4	(1)	4
Other comprehensive income (loss), net of tax	(6)		5	(4)		(5)
Amounts reclassified from accumulated other comprehensive loss to retained earnings	(37)	(2)	—	(8)	(2)	(45)
Balance December 31, 2017	$(297)		$7	$(64)		$(354)

(1)  This primarily represents the amortization of actuarial losses that were included in net periodic pension cost and recorded in operating income. See Note 9 for further discussion.

(2)  This represents the adoption of accounting guidance to reclassify $45 million of tax effects from accumulated other comprehensive loss to retained earnings in the consolidated financial statements for the year ended December 31, 2017.

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2017, the Sugar segment had $74 million in net assets denominated in Argentine pesos and less than $1 million in net liabilities denominated in U.S. dollars in Argentina. At December 31, 2016, the Sugar segment had $84 million in net assets denominated in Argentine pesos and $3 million in net liabilities denominated in U.S. dollars in Argentina. Seaboard accounts for its Sugar segment on a one-month lag basis.

Income taxes for cumulative foreign currency translation adjustments were recorded using a 21% effective tax rate in the fourth quarter of 2017 and a 35% effective tax rate for all other periods, except for $91 million and $87 million in 2017 and 2016, respectively, related to certain subsidiaries for which no tax benefit was recorded. Income taxes for all other components of accumulated other comprehensive loss were recorded using a 26% effective tax rate in the fourth quarter of 2017 and a 39% effective tax rate for all other periods, except for unrecognized pension cost of $22 million and $20 million in 2017 and 2016, respectively, related to employees at certain subsidiaries for which no tax benefit was recorded.